Details of Significant Accounts - Schedule of Other Non-Current Assets (Details) - TWD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Schedule of Other Non-Current Assets [Abstract]
Prepayments for equipment	$ 39,974	$ 43,279	$ 5,418
Refundable deposit			5,765
Others	4,343	4,343
Other non-current assets, total	$ 44,317	$ 47,622	$ 11,183